UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  8/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      145,600
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- --------- ------ ----
AMARIN CORPORATION PLC -ADR        SPON ADR       023111206   27,644 1,911,752.00 SH       SOLE                1,911,752      0    0
EQUITY ADR 0.0
COWEN GROUP INC-CLASS A            CL A SHS       223622101    2,616   983,542.00 SH       SOLE                  983,542      0    0
ENDEAVOUR INTERNATIONAL CORP       COM            29259G200    3,599   428,490.00 SH       SOLE                  428,490      0    0
ENERGYSOLUTIONS INC                COM            292756202      135    79,994.00 SH       SOLE                   79,994      0    0
GEORESOURCES INC                   COM            372476101    2,846    77,739.00 SH       SOLE                   77,739      0    0
HEALTH NET INC                     COM            42222G108   10,446   430,406.00 SH       SOLE                  430,406      0    0
IMATION CORP                       COM            45245A107    7,895 1,335,844.00 SH       SOLE                1,335,844      0    0
INVACARE CORP                      COM            461203101   11,909   771,811.00 SH       SOLE                  771,811      0    0
LONE PINE RESOURCES INC            COM            54222A106      712   258,800.00 SH       SOLE                  258,800      0    0
MEDCATH CORPORATION                COM            58404W109   10,532 1,409,881.00 SH       SOLE                1,409,881      0    0
MEMC ELECTRONIC MATERIALS          COM            552715104    6,173 2,844,895.00 SH       SOLE                2,844,895      0    0
NORDION INC                        COM            65563C105   24,484 2,615,801.00 SH       SOLE                2,615,801      0    0
ORASURE TECHNOLOGIES INC           COM            68554V108    7,878   700,888.00 SH       SOLE                  700,888      0    0
RESOLUTE ENERGY CORP               COM            76116A108    1,699   177,500.00 SH       SOLE                  177,500      0    0
SEMGROUP CORP-CLASS A              CL A SHS       81663A105   26,536   831,080.00 SH       SOLE                  831,080      0    0
July 12 Calls on SPY US 21 Jul 12  CALL           78462F903      276    17,272.00 SH  CALL SOLE                   17,272      0    0
142.00 CALL
MAGICJACK VOCALTEC LTD             SHS            M6787E101      220    11,600.00 SH       SOLE                   11,600      0    0